Nature of Operations and Going Concern	6 Months Ended
Sep. 30, 2025
Nature of Operations and Going Concern [Abstract]
Nature of operations and going concern

1. Nature of operations and going concern

Psyence Biomedical Ltd. (the “Company” or “PBM”), is a life science biotechnology company traded on the Nasdaq exchange (NASDAQ: PBM) that is focused on the development of botanical (nature derived, or non-synthetic) psilocybin-based psychedelic medicines. The Company is working towards developing psychedelic therapeutics to treat mental health disorders. The Company is currently conducting research through clinical trials to evaluate the safety and effectiveness of natural psilocybin in treating adjustment disorder in patients with a cancer diagnosis in a palliative care context (the “Clinical Trials”).

The Company’s registered office is at 121 Richmond Street West, PH Suite 1300, Toronto, Ontario M5H 2K1.

On November 26, 2024, the Company consolidated its common shares and warrants on the basis of 75:1.

On May 5, 2025, the Company consolidated its common shares and warrants on the basis of 7.97:1. All prior share capital information has been presented based on these ratios.